Simplify Tail Risk Strategy ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 93.5%
Simplify Aggregate Bond Plus Credit Hedge ETF(a)(b)(c) .............................. 202,411 $ 4,617,825
Simplify Enhanced Income ETF(a)(c) .............................................. 71,332 1,778,692
Simplify High Yield PLUS Credit Hedge ETF(a)(c) .................................... 42,745 937,432
Simplify Interest Rate Hedge ETF(a)(c) ............................................ 43,575 2,655,896
Simplify Stable Income ETF(a)(c) ................................................. 71,759 1,794,879
Simplify Volatility Premium ETF(a)(c) .............................................. 186,681 4,060,312
Total Exchange-Traded Funds (Cost $14,464,996) ................................................. 15,845,036
Number of
Contracts Notional Amount
Purchased Options – 11.2%
Calls – Exchange-Traded – 3.5%
Chicago Board Options, November Strike Price $20, Expires 11/15/23 ..... 1,000 $ 2,000,000 600,000
Puts – Exchange-Traded – 7.7%
iShares iBoxx  High Yield Corporate Bond ETF, April Strike Price $73, Expires
4/21/23 ...................................................... 3,600 26,280,000 79,200
S&P 500 Index, April Strike Price $4,000, Expires 4/17/23 ............... 437 174,800,000 913,330
S&P 500 Index, April Strike Price $3,965, Expires 4/21/23 ............... 47 18,635,500 100,815
S&P 500 Index, May Strike Price $3,625, Expires 5/19/23 ............... 157 56,912,500 208,025
1,301,370
Total Purchased Options (Cost $3,829,513) ......................................................... 1,901,370
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(d)
(Cost $30,765) .............................................................. 30,765 30,765
Total Investments – 104.9%
(Cost $18,325,274) .......................................................................... $ 17,777,171
Liabilities in Excess of Other Assets – (4.9)% ....................................................... (834,483)
Net Assets – 100.0% .......................................................................... $ 16,942,688
Number of
Contracts Notional Amount
Written Options – (4.6)%
Calls – Exchange-Traded – (1.7)%
Chicago Board Options, November Strike Price $30, Expires 11/15/23 ..... (1,000) $ (3,000,000) $ (288,500)
Puts – Exchange-Traded – (2.9)%
S&P 500 Index, April Strike Price $3,900, Expires 4/17/23 ............... (437) (170,430,000) (393,300)
S&P 500 Index, May Strike Price $3,430, Expires 5/19/23 ............... (157) (53,851,000) (103,620)
(496,920)
Total Written Options (Premiums Received $1,507,606) ............................................... $ (785,420)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $9,727,523 have been pledged as collateral for options as of March 31, 2023.

Simplify Tail Risk Strategy ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
(d) Rate shown reflects the 7-day yield as of March 31, 2023.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond Plus
Credit
Hedge ETF $ — $ 5,654,574 $ (974,662) $ (43,088) $ (18,999) $ 4,617,825 202,411 $ 17,529 $ —
Simplify
Enhanced
Income ETF — 2,900,976 (1,101,689) 649 (21,244) 1,778,692 71,332 30,246 —
Simplify High
Yield PLUS
Credit
Hedge ETF 27,016,073 5,398,670 (31,413,021) (2,452,446) 2,388,156 937,432 42,745 660,763 —
Simplify Interest
Rate Hedge
ETF 9,968,592 5,716,535 (14,337,714) 2,467,926 (1,159,443) 2,655,896 43,575 38,619 —
Simplify
Intermediate
Term
Treasury
ETF 22,187,428 4,283,021 (24,134,270) (1,737,976) (598,203) — — 200,321 —
Simplify Short
Term
Treasury
Futures
Strategy
ETF — 7,414,797 (7,520,114) 105,317 — — — 37,382 —
Simplify Stable
Income ETF — 2,905,475 (1,104,633) 819 (6,782) 1,794,879 71,759 19,119 —
Simplify Volatility
Premium
ETF 30,615,744 9,607,531 (36,086,471) (1,865,642) 1,789,150 4,060,312 186,681 1,786,971 —
$ 89,787,837 $ 43,881,579 $ (116,672,574) $ (3,524,441) $ 2,372,635 $ 15,845,036 618,503 $ 2,790,950 $ —
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 93.5%
Purchased Options ............................................................................... 11.2%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 104.9%
Liabilities in Excess of Other Assets .................................................................. (4.9)%
Net Assets ..................................................................................... 100.0%